DEFERRED TAX	12 Months Ended
Dec. 31, 2020
Disclosure of deferred taxes [Abstract]
DEFERRED TAX
21	DEFERRED TAX

The following are the major deferred tax liabilities and assets recognised by the Group and the movements thereon, during the current and prior reporting periods:

	2020	2019
	US$’000	US$’000
Deferred taxation analysed by major category:
Capital allowances	-	(54)
Other timing differences	1,138	1,353
	1,138	1,299

Reconciliation of deferred taxation:
Opening balance	1,299	1,497
Credit to profit or loss for the year (Note 37)	(90)	(108)
Deferred tax on the actuarial gain	(13)	(113)
Exchange differences	(58)	23
Closing balance	1,138	1,299

At the end of the reporting period, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised is $1,797,000 (2019: $1,315,000). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future. Subject to the agreement by the tax authorities, at the end of the reporting period, the Group has unabsorbed tax losses of $580,000 (2019: $580,000) available for offset against future non-exempt profits. No deferred tax assets have been recognised on such losses due to the unpredictability of future profit streams.